JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES — 87.4%
Azerbaijan — 1.2%
Republic of Azerbaijan
4.75%, 3/18/2024 (a)	600,000	649,800
3.50%, 9/1/2032 (a)	379,000	384,519
3.50%, 9/1/2032 (b)	1,000	1,015

		1,035,334

Bahrain — 5.6%
CBB International Sukuk Programme Co. SPC
6.25%, 11/14/2024 (a)	470,000	516,794
4.50%, 3/30/2027 (b)	389,000	407,794
3.95%, 9/16/2027 (a)	527,000	534,081
Kingdom of Bahrain
6.13%, 8/1/2023 (a)	280,000	302,540
7.00%, 1/26/2026 (a)	189,000	216,145
7.00%, 1/26/2026 (b)	121,000	138,379
7.00%, 10/12/2028 (b)	680,000	760,537
6.75%, 9/20/2029 (a)	200,000	218,600
5.63%, 9/30/2031 (a)	568,000	570,236
5.45%, 9/16/2032 (a)	468,000	460,249
5.25%, 1/25/2033 (a)	200,000	192,438
6.00%, 9/19/2044 (a)	428,000	399,057

		4,716,850

Bolivia, Plurinational State of — 0.2%
Plurinational State of Bolivia 4.50%, 3/20/2028 (b)(c)	200,000	178,537

Brazil — 6.9%
Federative Republic of Brazil
2.63%, 1/5/2023	408,000	420,954
8.88%, 4/15/2024	121,000	149,004
4.25%, 1/7/2025	427,000	461,640
2.88%, 6/6/2025	200,000	205,800
6.00%, 4/7/2026	381,000	447,270
4.63%, 1/13/2028	933,000	1,014,813
4.50%, 5/30/2029	310,000	332,436
8.25%, 1/20/2034	450,000	620,803
7.13%, 1/20/2037	346,000	439,052
5.63%, 1/7/2041	240,000	259,695
5.00%, 1/27/2045	265,000	265,878
5.63%, 2/21/2047	542,000	581,566
4.75%, 1/14/2050	591,000	568,210

		5,767,121

Chile — 1.0%
Republic of Chile
2.45%, 1/31/2031	6,000	6,035
2.55%, 1/27/2032 (c)	272,000	273,836
3.86%, 6/21/2047	200,000	213,725
3.50%, 4/15/2053	200,000	201,600
3.10%, 1/22/2061	201,000	182,634

		877,830

Investments	Principal Amount ($)	Value ($)
China — 1.0%
People’s Republic of China
1.88%, 12/3/2022 (a)	220,000	225,060
1.95%, 12/3/2024 (a)	200,000	209,100
3.50%, 10/19/2028 (a)	200,000	223,537
2.13%, 12/3/2029 (a)	200,000	205,225

		862,922

Colombia — 2.0%
Republic of Colombia
4.50%, 3/15/2029	240,000	259,245
3.00%, 1/30/2030	422,000	407,177
3.25%, 4/22/2032	200,000	192,500
7.38%, 9/18/2037	100,000	129,237
5.63%, 2/26/2044	205,000	225,859
5.00%, 6/15/2045	437,000	450,329

		1,664,347

Costa Rica — 1.6%
Republic of Costa Rica
7.00%, 4/4/2044 (a)	200,000	208,787
7.16%, 3/12/2045 (a)	1,053,000	1,107,822

		1,316,609

Croatia — 0.4%
Republic of Croatia 6.00%, 1/26/2024 (b)(c)	265,000	301,984

Dominican Republic — 6.1%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	298,000	346,481
5.95%, 1/25/2027 (a)	547,000	617,255
5.95%, 1/25/2027 (b)	198,000	223,431
6.00%, 7/19/2028 (b)	208,000	236,535
6.00%, 7/19/2028 (a)	49,000	55,722
4.50%, 1/30/2030 (a)	480,000	491,790
4.88%, 9/23/2032 (a)	424,000	434,997
5.30%, 1/21/2041 (a)	152,000	152,313
7.45%, 4/30/2044 (b)	302,000	363,212
7.45%, 4/30/2044 (a)	168,000	202,052
6.85%, 1/27/2045 (b)	557,000	630,037
Series REGS, 6.85%, 1/27/2045 (a)	104,000	117,637
6.40%, 6/5/2049 (a)	458,000	490,575
6.40%, 6/5/2049 (b)	305,000	326,693
5.88%, 1/30/2060 (a)	493,000	484,989

		5,173,719

Egypt — 0.0% (d)
Arab Republic of Egypt
5.58%, 2/21/2023 (a)	1,000	1,052
7.50%, 1/31/2027 (a)	25,000	28,434

		29,486

Ethiopia — 0.2%
Federal Democratic Republic of Ethiopia
6.63%, 12/11/2024 (b)	200,000	184,538

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Gabon — 0.5%
Gabonese Republic 6.63%, 2/6/2031 (a)	400,000	399,200

Ghana — 0.3%
Republic of Ghana 10.75%, 10/14/2030 (a)	200,000	253,600

Guatemala — 0.6%
Republic of Guatemala 6.13%, 6/1/2050 (a)	400,000	480,325

Hungary — 0.7%
Hungary Government Bond
5.75%, 11/22/2023	300,000	338,212
7.63%, 3/29/2041	150,000	243,497

		581,709

India — 0.6%
Export-Import Bank of India
3.38%, 8/5/2026 (a) (c)	200,000	213,537
3.25%, 1/15/2030 (a)	249,000	250,955

		464,492

Indonesia — 2.1%
Perusahaan Penerbit SBSN Indonesia III 4.15%, 3/29/2027 (b)	200,000	223,225
Republic of Indonesia
3.50%, 1/11/2028	200,000	217,538
4.10%, 4/24/2028	200,000	224,475
1.85%, 3/12/2031 (c)	200,000	192,750
8.50%, 10/12/2035 (a)	142,000	224,298
6.63%, 2/17/2037 (b)	145,000	195,732
6.75%, 1/15/2044 (b)	200,000	287,975
3.05%, 3/12/2051	200,000	198,812

		1,764,805

Iraq — 0.9%
Republic of Iraq
6.75%, 3/9/2023 (b)	359,000	367,930
5.80%, 1/15/2028 (a)	218,750	210,383
5.80%, 1/15/2028 (b)	204,563	196,738
5.80%, 1/15/2028 (b)	14,188	13,645

		788,696

Ivory Coast — 0.3%
Republic of Cote d’Ivoire 6.13%, 6/15/2033 (b)	210,000	223,427

Jamaica — 1.8%
Jamaica Government Bond
6.75%, 4/28/2028	294,000	347,986
8.00%, 3/15/2039	212,000	298,297
7.88%, 7/28/2045	641,000	887,585

		1,533,868

Jordan — 1.3%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	346,000	374,502
5.75%, 1/31/2027 (a)	20,000	21,329
5.85%, 7/7/2030 (a)	207,000	214,698

Investments	Principal Amount ($)	Value ($)
7.38%, 10/10/2047 (a)	420,000	443,441

		1,053,970

Kazakhstan — 0.8%
Republic of Kazakhstan
3.88%, 10/14/2024 (b)	350,000	383,666
6.50%, 7/21/2045 (b)	200,000	288,600

		672,266

Kenya — 1.7%
Republic of Kenya
6.88%, 6/24/2024 (a)	502,000	557,314
7.25%, 2/28/2028 (b) (c)	355,000	393,784
8.00%, 5/22/2032 (a)	200,000	225,225
8.25%, 2/28/2048 (a)	203,000	224,290

		1,400,613

Kuwait — 0.5%
State of Kuwait 3.50%, 3/20/2027 (b)	400,000	443,325

Malaysia — 0.4%
Malaysia Sovereign Sukuk Bhd 3.04%, 4/22/2025 (a)	302,000	324,707

Mexico — 1.9%
United Mexican States
4.00%, 10/2/2023	8,000	8,659
4.13%, 1/21/2026 (c)	461,000	522,227
2.66%, 5/24/2031	435,000	423,391
6.05%, 1/11/2040	126,000	156,854
4.60%, 1/23/2046	200,000	212,475
3.75%, 4/19/2071	200,000	179,475
5.75%, 10/12/2110	118,000	138,045

		1,641,126

Morocco — 1.2%
Kingdom of Morocco
3.00%, 12/15/2032 (a)	200,000	191,938
4.00%, 12/15/2050 (a)	913,000	831,971

		1,023,909

Nigeria — 2.9%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	903,000	960,453
7.14%, 2/23/2030 (a)	407,000	433,277
7.70%, 2/23/2038 (a)	975,000	1,006,261

		2,399,991

Oman — 5.0%
Oman Sovereign Sukuk SAOC
4.40%, 6/1/2024 (a)	276,000	286,981
5.93%, 10/31/2025 (a)	333,000	367,861
Sultanate of Oman Government Bond
4.13%, 1/17/2023 (a)	445,000	458,016
4.75%, 6/15/2026 (b)	268,000	276,342
5.38%, 3/8/2027 (b)	581,000	603,078
6.00%, 8/1/2029 (b)	221,000	233,196
6.25%, 1/25/2031 (a)	350,000	370,125
6.50%, 3/8/2047 (b)	454,000	434,081

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
6.75%, 1/17/2048(a)	990,000	964,508
7.00%, 1/25/2051(a)	200,000	198,750

		4,192,938

Pakistan — 1.1%
Islamic Republic of Pakistan
8.25%, 4/15/2024(a)	270,000	294,519
6.88%, 12/5/2027(a)	481,000	502,735
6.88%, 12/5/2027(b)(c)	142,000	148,417

		945,671

Panama — 1.9%
Republic of Panama
3.88%, 3/17/2028	407,000	448,667
3.16%, 1/23/2030	400,000	419,825
6.70%, 1/26/2036	141,000	189,759
4.30%, 4/29/2053	296,000	319,550
4.50%, 4/1/2056	237,000	262,152

		1,639,953

Paraguay — 1.0%
Republic of Paraguay
4.95%, 4/28/2031(a)	208,000	235,859
6.10%, 8/11/2044(a)	262,000	318,297
5.40%, 3/30/2050(a)	235,000	267,430

		821,586

Peru — 1.5%
Republic of Peru
7.35%, 7/21/2025	117,000	143,639
7.35%, 7/21/2025	100,000	122,769
2.39%, 1/23/2026	30,000	30,915
4.13%, 8/25/2027	248,000	275,404
2.78%, 1/23/2031	36,000	36,040
1.86%, 12/1/2032	100,000	91,144
6.55%, 3/14/2037	54,000	72,674
5.63%, 11/18/2050	80,000	104,615
2.78%, 12/1/2060	316,000	262,142
3.23%, 7/28/2121(c)	140,000	115,920

		1,255,262

Philippines — 2.2%
Republic of Philippines
10.63%, 3/16/2025	204,000	278,562
5.50%, 3/30/2026	200,000	242,600
9.50%, 2/2/2030	20,000	31,591
2.46%, 5/5/2030	1,000	1,036
6.38%, 1/15/2032	278,000	380,739
6.38%, 10/23/2034	196,000	276,029
3.95%, 1/20/2040	200,000	218,350
3.70%, 3/1/2041	214,000	227,014
3.70%, 2/2/2042	200,000	212,600

		1,868,521

Poland — 0.6%
Republic of Poland
3.00%, 3/17/2023	28,000	29,362
4.00%, 1/22/2024	240,000	261,843

Investments	Principal Amount ($)	Value ($)
3.25%, 4/6/2026	159,000	175,774

		466,979

Qatar — 2.6%
State of Qatar
3.88%, 4/23/2023(b)	215,000	229,015
3.38%, 3/14/2024(a)	450,000	484,397
4.50%, 4/23/2028(a)	200,000	235,500
9.75%, 6/15/2030(a)	48,000	76,674
4.63%, 6/2/2046(b)	708,000	863,450
5.10%, 4/23/2048(a)	200,000	259,600

		2,148,636

Romania — 0.8%
Romania Government Bond
4.38%, 8/22/2023(a)	108,000	116,694
4.88%, 1/22/2024(a)	114,000	126,205
3.00%, 2/14/2031(a)	100,000	102,675
5.13%, 6/15/2048(b)	130,000	154,278
4.00%, 2/14/2051(a)	172,000	175,902

		675,754

Russia — 2.4%
Russian Federation
4.88%, 9/16/2023(a)	200,000	217,338
12.75%, 6/24/2028(a)	109,000	181,676
4.38%, 3/21/2029(a)	200,000	224,437
7.50%, 3/31/2030(a)(e)	171,675	197,351
5.10%, 3/28/2035(a)	400,000	473,325
5.10%, 3/28/2035(b)	200,000	236,662
5.63%, 4/4/2042(a)	200,000	253,225
5.25%, 6/23/2047(b)	200,000	248,600

		2,032,614

Saudi Arabia — 2.9%
Kingdom of Saudi Arabia
2.88%, 3/4/2023(a)	28,000	29,041
4.00%, 4/17/2025(a)	278,000	307,329
3.63%, 3/4/2028(a)	310,000	342,221
4.50%, 4/17/2030(b)	282,000	330,169
2.25%, 2/2/2033(a)	200,000	191,438
4.63%, 10/4/2047(b)	247,000	287,446
4.50%, 4/22/2060(a)	270,000	314,347
3.45%, 2/2/2061(a)	436,000	418,969
KSA Sukuk Ltd.
3.63%, 4/20/2027(a)	200,000	219,838

		2,440,798

Serbia — 0.4%
Republic of Serbia 2.13%, 12/1/2030(a)	400,000	373,200

South Africa — 4.5%
Republic of South Africa
4.67%, 1/17/2024	201,000	216,552
5.88%, 9/16/2025	262,000	296,027
4.88%, 4/14/2026	388,000	420,689
4.30%, 10/12/2028	737,000	760,170
4.85%, 9/30/2029	400,000	423,200

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.88%, 6/22/2030	256,000	290,688
5.00%, 10/12/2046	928,000	872,494
5.65%, 9/27/2047	221,000	222,078
5.75%, 9/30/2049	274,000	275,678

		3,777,576

Trinidad and Tobago — 0.2%
Republic of Trinidad and Tobago
4.50%, 8/4/2026 (a)	200,000	211,500

Turkey — 8.0%
Hazine Mustesarligi Varlik Kiralama A/S
4.49%, 11/25/2024 (b)	1,000	1,016
Republic of Turkey
3.25%, 3/23/2023	546,000	541,325
7.25%, 12/23/2023	200,000	214,975
5.75%, 3/22/2024	275,000	283,387
7.38%, 2/5/2025	369,000	396,168
4.25%, 4/14/2026	568,000	540,061
4.88%, 10/9/2026	226,000	219,192
6.00%, 3/25/2027	870,000	879,407
7.63%, 4/26/2029	200,000	215,100
11.88%, 1/15/2030	389,000	529,842
5.95%, 1/15/2031	200,000	192,750
5.88%, 6/26/2031	485,000	464,387
8.00%, 2/14/2034	368,000	405,904
6.88%, 3/17/2036	301,000	298,611
7.25%, 3/5/2038	63,000	64,921
6.75%, 5/30/2040	397,000	382,609
4.88%, 4/16/2043	450,000	350,944
6.63%, 2/17/2045	455,000	421,956
5.75%, 5/11/2047	419,000	349,158

		6,751,713

Ukraine — 4.5%
Ukraine Government Bond
7.75%, 9/1/2023 (b)	350,000	378,240
7.75%, 9/1/2024 (b)	355,000	390,456
7.75%, 9/1/2025 (a)	300,000	332,606
7.75%, 9/1/2026 (a)	100,000	111,425
7.75%, 9/1/2026 (b)	5,000	5,571
7.75%, 9/1/2027 (b)	438,000	486,673
7.75%, 9/1/2027 (a)	318,000	353,338
9.75%, 11/1/2028 (a)	200,000	239,350
7.38%, 9/25/2032 (b)	385,000	408,533
7.38%, 9/25/2032 (a)	208,000	220,714
7.25%, 3/15/2033 (a)	804,000	844,351

		3,771,257

United Arab Emirates — 1.5%
Sharjah Sukuk Program Ltd.
2.94%, 6/10/2027 (a)	200,000	206,438
4.23%, 3/14/2028 (a)	200,000	220,537
United Arab Emirates Government Bond
3.13%, 10/11/2027 (a)	300,000	327,806
3.13%, 4/16/2030 (a)	200,000	217,000

Investments	Principal Amount ($)	Value ($)
3.13%, 9/30/2049 (b)	265,000	261,986

		1,233,767

Uruguay — 1.3%
Oriental Republic of Uruguay
4.38%, 10/27/2027	250,000	286,375
4.38%, 1/23/2031	8,000	9,281
7.63%, 3/21/2036	192,000	290,676
5.10%, 6/18/2050	66,000	83,337
4.98%, 4/20/2055	341,000	424,716

		1,094,385

Vietnam — 0.3%
Socialist Republic of Vietnam 4.80%, 11/19/2024 (b)	200,000	222,787

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $71,769,480)		73,484,203

CORPORATE BONDS — 11.0%
Azerbaijan — 0.5%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (b)	393,000	472,190

Bahrain — 0.3%
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027 (b)	203,000	227,842

Brazil — 0.4%
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 9/26/2023 (b)	280,000	310,065

Chile — 0.8%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/2025 (a)	300,000	338,212
3.70%, 1/30/2050 (a)	320,000	321,560

		659,772

China — 1.4%
Sinopec Group Overseas Development 2017 Ltd. 3.63%, 4/12/2027 (b)	200,000	219,246
Sinopec Group Overseas Development 2018 Ltd. 2.30%, 1/8/2031 (a)	301,000	293,535
Sinopec Group Overseas Development Ltd. 2.70%, 5/13/2030 (a)	240,000	242,895
State Grid Overseas Investment 2016 Ltd.
3.50%, 5/4/2027 (a)	200,000	220,538
3.50%, 5/4/2027 (b)	2,000	2,205
1.63%, 8/5/2030 (a)	200,000	186,538

		1,164,957

Indonesia — 1.1%
Indonesia Asahan Aluminium Persero PT
5.45%, 5/15/2030 (a)	200,000	230,600
Pertamina Persero PT 1.40%, 2/9/2026 (a)	238,000	232,645

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
6.15%, 5/21/2048 (a)	201,000	247,582
4.00%, 6/30/2050 (a)	200,000	191,225

		902,052

Kazakhstan — 0.6%
KazMunayGas National Co. JSC
4.75%, 4/19/2027 (a)	200,000	227,725
6.38%, 10/24/2048 (a)	210,000	275,268

		502,993

Malaysia — 1.1%
Petronas Capital Ltd.
3.50%, 3/18/2025 (b)	253,000	275,027
4.50%, 3/18/2045 (a)	243,000	291,038
4.55%, 4/21/2050 (a)	320,000	383,160

		949,225

Mexico — 1.6%
Mexico City Airport Trust 5.50%, 7/31/2047 (a)	209,000	206,764
Petroleos Mexicanos
4.88%, 1/18/2024	126,000	132,127
6.49%, 1/23/2027	50,000	53,382
6.50%, 3/13/2027	148,000	158,021
5.95%, 1/28/2031	51,000	49,598
6.63%, 6/15/2035	386,000	370,319
6.75%, 9/21/2047	16,000	14,139
6.35%, 2/12/2048	174,000	146,573
7.69%, 1/23/2050	16,000	15,408
6.95%, 1/28/2060	245,000	215,232

		1,361,563

Peru — 0.5%
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	200,000	206,800
5.63%, 6/19/2047 (b)	200,000	205,250

		412,050

South Africa — 1.3%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (a)	247,000	259,473
6.75%, 8/6/2023 (b)	2,000	2,101
7.13%, 2/11/2025 (b)	327,000	346,416
7.13%, 2/11/2025 (a)	200,000	211,875
6.35%, 8/10/2028 (b)	240,000	269,280

		1,089,145

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025 (b)	200,000	189,725

United Arab Emirates — 1.2%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	222,000	257,353
DP World plc
6.85%, 7/2/2037 (a)	260,000	346,580
MDGH — GMTN BV

Investments	Principal Amount ($)	Value ($)
2.88%, 11/7/2029 (a)	200,000	208,512
2.88%, 5/21/2030 (a)	201,000	209,211

		1,021,656

TOTAL CORPORATE BONDS (Cost $9,104,645)		9,263,235

	Shares
SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (f) (g) (Cost $267,889)	267,889	267,889

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (f) (g) (Cost $1,917,935)	1,917,935	1,917,935

TOTAL SHORT-TERM INVESTMENTS (Cost $2,185,824)		2,185,824

Total Investments — 101.0% (Cost $83,059,949)		84,933,262
Liabilities in Excess of Other Assets — (1.0)%		(810,130)

Net Assets — 100.0%		84,123,132

Percentages indicated are based on net assets.

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

CJSC	Closed Joint Stock Company
GMTN	Global medium term note
JSC	Joint Stock Company
PT	Limited liability company
SPC	Special purpose company
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 is $1,851,071.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2021.

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$9,263,235	$—	$9,263,235
Foreign Government Securities	—	73,484,203	—	73,484,203
Short-Term Investments
Investment Companies	267,889	—	—	267,889
Investment of Cash Collateral from
Securities Loaned	1,917,935	—	—	1,917,935

Total Short-Term Investments	2,185,824	—	—	2,185,824

Total Investments in Securities	$2,185,824	$82,747,438	$—	$84,933,262

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$1,878,630	$5,109,232	$5,069,927	$—	$—	$1,917,935	1,917,935	$88	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	776,784	6,478,410	6,987,305	—	—	267,889	267,889	21	—

Total	$2,655,414	$11,587,642	$12,057,232	$—	$—	$2,185,824		$109	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.